2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Restatement Of Previously Issued Financial Statements Tables
Restatement of financials

Balance Sheet

	As At December 31, 2015
	As previously reported	Adjustment	Restated
Due to related parties	$371,471	$123,913	$495,384
Current liabilities	$461,953	$123,913	$585,866
Accumulated Deficit	$(1,288,111)	$(123,913)	$(1,412,024)
Stockholders’ Deficiency	$(216,100)	$(123,913)	$(340,013)

Statement of Operations:

	Year Ended December 31, 2015
	As previously reported	Adjustment	Restated
Mineral option fees	$—	$123,913	$123,913
Operating Loss Before Other Income (Expense)	$(266,883)	$(123,913)	$(390,796)
Net Loss For The Year	$(287,408)	$(123,913)	$(411,321)

Statement of Cash Flows

	Year Ended December 31, 2015
	As previously reported	Adjustment	Restated
Net loss for the year	$(287,408)	$(123,913)	$(411,321)
Due to related party	$—	$123,913	$123,913

Statement of Stockholders’ Deficiency

	Year Ended December 31, 2015
	As previously reported	Adjustment	Restated
Net loss for the year	$(287,408)	$(123,913)	$(411,321)
Balance, December 31, 2015	$(216,100)	$(123,913)	$(340,013)